MERGER AND RECAPITALIZATION (Details)	Mar. 15, 2024 USD ($) item $ / shares shares	Sep. 30, 2024 $ / shares shares
MERGER AND RECAPITALIZATION
Number of warrants for each share		1
Warrant exercise price | $ / shares		$ 11.5
KWAC
MERGER AND RECAPITALIZATION
Number of shares issued for each share in exchange | item	1
Number of shares held in escrow account	1,100,000
Minimum volume-weighted average price | $ / shares	$ 12
Threshold number of trading days for volume-weighted average price	20 days
Trading period for volume-weighted average price	30 days
Period from the consummation of business combination for trading period	4 years
Number of warrants for each share	1
Warrant exercise price | $ / shares	$ 11.5
Number of shares issued	12,000,000
Number of additional shares issued	1,100,000
Number of private placement warrants held by sponsor forfeited	3,084,450
Number of warrants issued	3,084,450
BMS | Series A Redeemable Convertible Preferred Stock
MERGER AND RECAPITALIZATION
Number of shares agreed to sell	1,500,000
Share price | $ / shares	$ 9.6
Aggregate purchase price | $	$ 14,400,000
Conversion shares	1.5